SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)			1 Months Ended	6 Months Ended			12 Months Ended
	Apr. 01, 2023	Mar. 31, 2023	Mar. 31, 2023	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Feb. 28, 2025 $ / shares	Sep. 18, 2024 $ / shares	Apr. 01, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Restricted cash				$ 0			$ 193
Standard VAT (as percent)				20.00%	20.00%
Interest and penalties				$ 0		$ 0
Warrants outstanding | shares				579,001
Warrant exercisable price | $ / shares				$ 5.4
Share price | $ / shares				$ 2.55
Gain (loss) on foreign currency transactions				$ (142,028)		$ 139
Financial services compensation scheme				117,000	£ 85,000
Series A Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrant exercisable price | $ / shares								$ 5.4	$ 33.75
United Kingdom
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total unprotected cash in bank				$ 1,182,000			$ 1,701,000
CHINA
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Uniform tax rate				25.00%	25.00%
CHINA | PRC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Uniform tax rate				25.00%	25.00%
UK
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Rate of corporation tax										19.00%
Statutory income tax rate	25.00%	19.00%	19.00%
Small profits rate of corporation tax	19.00%
Maximum amount of profits for small profits rate of corporation tax | £					£ 50,000
Subsidiaries and consolidated variable interest entities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Applicable value added tax rates				6.00%	6.00%